FVM - Financial instruments not measured at fair value - Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Financial Instruments [Abstract]
Cash and balances at central banks	$ 215,716	$ 209,858
Amounts due from banks	20,963	19,649
Receivables from securities financing transactions measured at amortized cost	83,553	83,656
Cash collateral receivables on derivative instruments	51,314	41,552
Loans and advances to customers	662,901	653,846
Other financial assets measured at amortized cost	72,267	71,897
Fair value
Disclosure Of Financial Instruments [Abstract]
Cash and balances at central banks	215,700	209,900
Amounts due from banks	20,900	19,600
Receivables from securities financing transactions measured at amortized cost	83,600	83,700
Cash collateral receivables on derivative instruments	51,300	41,600
Loans and advances to customers	656,500	648,900
Other financial assets measured at amortized cost	$ 71,300	$ 71,100